Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	$ 6	$ 6
Amortization expense for intangible assets, 2023	77
Amortization expense for intangible assets, 2024	75
Amortization expense for intangible assets, 2025	73
Amortization expense for intangible assets, 2026	69
Amortization expense for intangible assets, 2027	$ 62